Summary of Significant Accounting Policies (Details) - Schedule of summarizes the changes in deferred revenue - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of summarizes the changes in deferred revenue [Abstract]
Balance at the beginning of the period	$ 1,122	$ 232
Deferral of revenue	12,198	2,285	$ 20,327	$ 50
Recognition of unearned revenue	(11,712)	(1,666)
Balance at the end of the period	$ 1,608	$ 851